Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

14.	SUPPLEMENTAL CASH FLOW INFORMATION
In order to determine net cash provided by operating activities, net income is adjusted by, among other things, changes in current assets and current liabilities as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Decrease (increase) in current assets:
Receivables from related party	$2,945	$(6,318)	$—
Prepaid expenses and other	(451)	(9)	250
Increase (decrease) in current liabilities:
Accounts payable	(4,778)	2,403	—
Accrued liabilities	896	158	—
Taxes other than income taxes	31	734	—
Deferred revenue from related party	39	85	—
Changes in current assets and current liabilities	$(1,318)	$(2,947)	$250

The above changes in current assets and current liabilities differ from changes between amounts reflected in the applicable balance sheets for the respective periods for the following reasons:

•	amounts accrued for capital expenditures are reflected in investing activities when such amounts are paid, and

•	amounts accrued for offering costs and debt issuance costs are reflected in financing activities when paid.
Noncash activities for the years ended December 31, 2014, 2013, and 2012 were as follows (in thousands):

	Year Ended December 31, (a)
	2014	2013	2012
Receivables from related party:
Debt issuance costs owed to related party	$—	$1,071	$—
Offering costs owed to related party	—	3,223	—
Amounts due from related party	—	(5,126)	—
Transfer (from) to Valero for:
Indemnification of environmental costs	—	(85)	—
Deferred income taxes	(153)	—	—
Property and equipment, net	—	764	—
Change in accrued capital expenditures	417	(757)	2,248
Capital expenditures included in accounts payable	(786)	(761)	—
Reduction to property and equipment, net due to capital lease obligation modification	—	913	—

(a) Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.

Cash flows related to interest and income taxes paid were as follows (in thousands):

	Year Ended December 31, (a)
	2014	2013	2012
Interest paid	$899	$602	$743
Income taxes paid	74	493	553

(a) Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.